Accrued Liabilties and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilties and Other Payables [Abstract]
ACCRUED LIABILTIES AND OTHER PAYABLES

NOTE 7 — ACCRUED LIABILTIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31,
	2023	2022
Accrued expenses	$43,633	$22,345
Other tax payable	—	3,180
Withholding tax payable	7,349	82,240
Compensation payable (Note 1)	144,015	117,935
Other payables	46,616	64,077
	$241,613	$289,777

Note 1:	Compensation payable represented a claim relating to an employee of First Fertility PGS Center Limited (“FFC”). On April 23, 2023, the compensation agreement is finalized with the employee and the compensation is payable in 12 instalments within one year from 2023.